SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Jun. 26, 2025 USD ($)	Jun. 26, 2025 CNY (¥)	Mar. 09, 2023
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Cash	$ 3,765,978	$ 80,466				¥ 500,000
Uncollectable account receivable written-off	693,822		$ 99,528
Allowance for uncollectable balances	707,149	13,520	13,004
Allowance for doubtful accounts
Inventory reserve	438,553	106
Disposal Group, Including Discontinued Operation, Assets		13,029,460
Estimated useful lives of intangible assets	50 years
Impairment of long-lived assets	$ 0	0
Unfinished contracts value				$ 9,800,000	¥ 70,000,000
Deferred revenue	219,678	506,769
Research and development expense	754,193	1,620,656	298,469
Government subsidies	$ 37,256	63,450	25,415
Value added tax rate description	17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)
Employee defined cost	$ 102,650	$ 66,735	$ 93,190
Antidilutive shares | shares		601	234
Option Shares [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Antidilutive shares | shares	0	601	234
Selling and Marketing Expense [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Advertising expenses	$ 836	$ 13,135	$ 11,344
Tianjin YHX [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Disposal Group, Including Discontinued Operation, Assets							$ 1	¥ 1
Gansu BMK [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Equity ownership		100.00%
App-Chem Health [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Equity ownership	100.00%					100.00%	51.00%	51.00%	100.00%
Supplier [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Xi'an DT [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Non-controlling interests rate	25.00%	25.00%				25.00%
Tianjin YHX [Member]
SummaryOfSignificantAccountingPolicyLineItem [Line Items]
Non-controlling interests rate		49.00%					51.00%	51.00%